Preferred and Common Stock - Series D Preferred Stock(Table) (Details) - Series D Preferred Stock - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	4 Months Ended	7 Months Ended		10 Months Ended		12 Months Ended
	Jan. 31, 2015	Mar. 02, 2015	Apr. 30, 2015	Aug. 13, 2015	Jul. 31, 2015	Oct. 31, 2015	Oct. 26, 2015	Dec. 31, 2015
Redeemable Convertible Preferred Stock
Begining Balance, Number of shares	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200
Beginning Balance, amount	$ 12,000	$ 12,000	$ 12,000	$ 12,000	$ 12,000	$ 12,000	$ 12,000	$ 12,000
Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock, shares		(200)	(200)	(200)			(200)	(800)
Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock, amount								$ (8,000)
Redemption of Series D Preferred Stock, shares	(250)		(75)		(50)	(25)		(400)
Redemption of Series D Preferred Stock, value								$ (4,000)
Ending Balance, Number of shares								0
Ending Balance, amount								$ 0